Earnings per Share (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Capital Stock Prior To and Immediately After Stock Split
The capital stock of the Company prior to and immediately after the
s
tock
s
plit is as follows:
Outstanding shares prior to the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	992,078,519	47.223%	62.964%
D	Wholly-owned subsidiaries of The Coca-Cola Company	583,545,678	27.777%	37.036%
L	Public float	525,208,065	25.0%	0%

Total		2,100,832,262	100%	100%

Outstanding shares after the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.223%	55.968%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.777%	32.921%
B	Public float	1,575,624,195	9.375%	11.11%
L	Public float	2,626,040,325	15.625%	0%

Total		16,806,658,096	100%	100%

Summary of Basic and Diluted Earnings per Share
Basic and diluted earnings per share amounts are as follows:

	2019
	Per Series “A” Shares		Per Series “D” Shares		Per Series “B” Shares		Per Series “L” Shares
Consolidated net income	Ps.	4,768	Ps.	2,804	Ps.	946	Ps.	1,577

Consolidated net income attributable to equity holders of the parent- controlling operations		4,768		2,804		946		1,577
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,576		2,626

	2018 (1)
	Per Series “A” Shares		Per Series “D” Shares		Per Series “B” Shares		Per Series “L” Shares
Consolidated net income	Ps.	3,873	Ps.	2,278	Ps.	769	Ps.	1,281

Consolidated net income attributable to equity holders of the parent- controlling operations		3,719		2,188		739		1,231
Consolidated net income attributable to equity holders of the parent- controlling operations discontinued		153		90		30		51
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,576		2,626

(1)	The allocated earnings amounts for 2018 have been revised for the effect of the stock split.